Average Annual Total Returns			12 Months Ended	15 Months Ended	30 Months Ended	43 Months Ended
		Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.46%			14.35%
Performance Inception Date		May 18, 2022
SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.19%			14.05%
SEI QiM U.S. Large Cap Quality Active ETF | SEI QiM U.S. Large Cap Quality Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.54%			11.30%
SEI QiM U.S. Large Cap Quality Active ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%			18.33%
SEI QiM U.S. Large Cap Quality Active ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%			18.08%
SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.26%			19.31%
Performance Inception Date		May 18, 2022
SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			20.08%			19.06%
SEI QiM U.S. Large Cap Momentum Active ETF | SEI QiM U.S. Large Cap Momentum Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.10%			15.36%
SEI QiM U.S. Large Cap Momentum Active ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%			18.33%
SEI QiM U.S. Large Cap Momentum Active ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%			18.08%
SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			27.26%			17.40%
Performance Inception Date		May 18, 2022
SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			26.74%			16.82%
SEI QiM U.S. Large Cap Value Active ETF | SEI QiM U.S. Large Cap Value Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.42%			13.69%
SEI QiM U.S. Large Cap Value Active ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%			18.33%
SEI QiM U.S. Large Cap Value Active ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%			18.08%
SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.76%			9.68%
Performance Inception Date		May 18, 2022
SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.29%			9.16%
SEI QiM U.S. Large Cap Low Volatility Active ETF | SEI QiM U.S. Large Cap Low Volatility Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.87%			7.49%
SEI QiM U.S. Large Cap Low Volatility Active ETF | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%			18.33%
SEI QiM U.S. Large Cap Low Volatility Active ETF | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.37%			18.08%
SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		9.11%	9.81%
SEI Select Small Cap ETF | SEI Select Small Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		8.92%	9.64%
SEI Select Small Cap ETF | SEI Select Small Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.94%	5.91%
SEI Select Small Cap ETF | Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.01%	12.81%
SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			38.96%	26.36%
Performance Inception Date		Oct. 08, 2024
SEI Select International Equity ETF | SEI Select International Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			38.22%	25.77%
SEI Select International Equity ETF | SEI Select International Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			23.63%	20.18%
SEI Select International Equity ETF | MSCI EAFE Index Return (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.89%	19.45%
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			36.74%	23.03%
Performance Inception Date		Oct. 08, 2024
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			35.19%	21.80%
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			22.05%	17.23%
SEI Select Emerging Markets Equity ETF | MSCI Emerging Markets Index Return (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index Return (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			34.36%	20.18%
SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		5.73%		6.20%
Performance Inception Date	[1]	Jun. 30, 2023
SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		3.84%		4.19%
SEI DBi Multi-Strategy Alternative ETF | SEI DBi Multi-Strategy Alternative ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.64%		4.03%
SEI DBi Multi-Strategy Alternative ETF | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		7.30%		4.74%
SEI DBi Multi-Strategy Alternative ETF | ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		4.18%		4.85%

[1]	The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund's Class F Shares. In anticipation of the reorganization, the Predecessor Fund Class F shares implemented a contractual fee waiver on August 3, 2025 that limited Class F's total annual fund operating expenses to an amount equal to the Fund's expected total annual fund operating expenses. The Fund's returns would have only differed from the returns of the Predecessor Fund's Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total annual fund operating expenses of the Class F Shares were higher than the Fund's current total annual fund operating expenses.